Schwab Strategic Trust
Schwab Ariel Opportunities ETF

Portfolio Holdings as of June 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.7% OF NET ASSETS

Automobiles & Components 1.9%
Gentex Corp.	15,594	394,060
Phinia, Inc.	1,324	109,058
		503,118

Banks 1.4%
M&T Bank Corp.	1,544	367,487

Capital Goods 15.3%
Generac Holdings, Inc. *	3,317	971,251
Kennametal, Inc.	7,814	273,881
Masco Corp.	3,393	276,088
Middleby Corp. *	3,136	539,423
nVent Electric PLC	5,265	892,997
Resideo Technologies, Inc. *	17,568	546,365
Simpson Manufacturing Co., Inc.	1,387	290,368
Snap-on, Inc.	700	281,680
		4,072,053

Commercial & Professional Services 4.7%
Brady Corp., Class A	2,747	251,543
Brink's Co.	8,666	818,850
Korn Ferry	2,827	188,222
		1,258,615

Consumer Discretionary Distribution & Retail 1.1%
CarMax, Inc. *	3,485	184,322
LKQ Corp.	3,756	98,895
		283,217

Consumer Durables & Apparel 2.0%
Mattel, Inc. *	20,876	289,759
Mohawk Industries, Inc. *	1,960	237,807
		527,566

Consumer Services 19.0%
ADT, Inc.	38,191	248,241
Covista, Inc. *	4,356	543,019
Lindblad Expeditions Holdings, Inc. *	46,920	1,325,021
Norwegian Cruise Line Holdings Ltd. *	41,487	875,791
OneSpaWorld Holdings Ltd.	53,949	1,523,520
Royal Caribbean Cruises Ltd.	1,730	549,327
		5,064,919

Financial Services 10.1%
Carlyle Group, Inc.	7,673	323,110
FactSet Research Systems, Inc.	591	135,977
Fiserv, Inc. *	7,281	357,133
KKR & Co., Inc.	3,818	350,416
Lazard, Inc.	7,944	333,172
SECURITY	NUMBER OF SHARES	VALUE ($)
Northern Trust Corp.	4,586	797,230
WEX, Inc. *	2,731	385,317
		2,682,355

Food, Beverage & Tobacco 1.0%
J.M. Smucker Co.	2,390	268,875

Health Care Equipment & Services 3.7%
Envista Holdings Corp. *	15,957	420,467
Labcorp Holdings, Inc.	1,213	339,640
Zimmer Biomet Holdings, Inc.	2,558	220,218
		980,325

Household & Personal Products 0.6%
Reynolds Consumer Products, Inc.	6,437	172,833

Insurance 5.1%
Aflac, Inc.	2,035	238,604
First American Financial Corp.	10,012	686,723
Progressive Corp.	1,004	219,324
RLI Corp.	3,462	204,500
		1,349,151

Materials 1.3%
Axalta Coating Systems Ltd. *	10,029	343,192

Media & Entertainment 10.7%
Madison Square Garden Entertainment Corp. *	7,181	580,871
Madison Square Garden Sports Corp. *	1,328	533,644
Manchester United PLC, Class A *	19,249	441,380
Omnicom Group, Inc.	2,905	211,571
Sphere Entertainment Co. *	6,179	1,069,152
		2,836,618

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Bio-Rad Laboratories, Inc., Class A *	1,232	361,727
Charles River Laboratories International, Inc. *	2,511	569,470
Prestige Consumer Healthcare, Inc. *	8,803	416,118
		1,347,315

Real Estate Management & Development 3.8%
CBRE Group, Inc., Class A *	1,913	257,662
Jones Lang LaSalle, Inc. *	2,448	758,758
		1,016,420

Software & Services 1.2%
Fair Isaac Corp. *	203	242,541
Hackett Group, Inc.	6,947	74,819
		317,360

Schwab Ariel Opportunities ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 10.7%
Keysight Technologies, Inc. *	2,291	802,010
Knowles Corp. *	18,667	774,307
Littelfuse, Inc.	1,303	593,295
Motorola Solutions, Inc.	692	287,381
Zebra Technologies Corp., Class A *	1,535	404,104
		2,861,097
Total Common Stocks (Cost $19,552,523)		26,252,516

SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (a)	342,648	342,648
Total Short-Term Investments (Cost $342,648)		342,648
Total Investments in Securities (Cost $19,895,171)		26,595,164

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$26,252,516	$—	$—	$26,252,516
Short-Term Investments[1]	342,648	—	—	342,648
Total	$26,595,164	$—	$—	$26,595,164

[1]	As categorized in the Portfolio Holdings.

Schwab Ariel Opportunities ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
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